Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07660

The Massachusetts Health & Education Tax-Exempt Trust
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(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
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(Address of Principal Executive Offices)

Alan R. Dynner
The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
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(Name and Address of Agent for Services)

(617) 482-8260
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(Registrant's Telephone Number)

December 31
-----------------------------------------------------------------------
Date of Fiscal Year End

December 31, 2003
-----------------------------------------------------------------------
Date of Reporting Period

=======================================================================

Item 1. Reports to Stockholders



[EATON VANCE LOGO]

[PHOTO: Wall of Educational Institution]

Annual Report December 31, 2003

[PHOTO: Highway]

THE
MASSACHUSETTS
HEALTH &
EDUCATION
TAX-EXEMPT
TRUST

[PHOTO: Boston, MA Skyline]

EATON VANCE MANAGEMENT

PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. The financial institution above has in effect the following policy with respect to nonpublic personal information about its customers:

* Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

* None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

* Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

For more information about Eaton Vance's privacy policies, call:
1-800-262-1122.

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IMPORTANT NOTICE
REGARDING DELIVERY OF
SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

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From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds vote proxies according to a set of policies and procedures approved by the Funds' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

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


The Massachusetts Health & Education Tax-Exempt Trust as of December 31, 2003

LETTER TO SHAREHOLDERS

[PHOTO WITH CAPTION "Thomas J. Fetter, President"]

Amid the market volatility and external political shocks of recent years, many investors have become more concerned with risk management. That trend has been especially true in the municipal bond market, where the use of bond insurance has become increasingly common. Today, roughly half of all municipal bond issuance is composed of insured bonds. As part of our continuing educational series, we thought it might be helpful to discuss bond insurance and its impact on the municipal market.

The use of bond insurance has grown
dramatically over the years...

Municipal bond insurance was initially developed in 1971, when AMBAC Assurance Corp., the nation's first municipal insurer, offered insurance as a way to guarantee principal and interest payments on bond issues in the event of a bond default. Over the following three decades, the municipal market has witnessed a surge in the use of insurance. For example, in 1980, just 3% of all municipal issuance was insured. However, by late 2003, that figure had risen to roughly 50%. Insurance has clear benefits for purchasers: the elimination of default risk of the underlying issuer, AAA quality ratings and an enhancement of an issue's liquidity. (It's important to note that, while insured bonds are insured as to principal and interest payments, they still remain subject to interest rate and market risks.)

The mechanics of municipal bond
insurance...

We start with the underlying reality that an issuer with a AAA credit rating will pay less in interest expense than an issuer with a lower credit rating. Thus, an issuer must first determine whether purchasing insurance is financially feasible. That is, will the interest savings offset the cost of insurance? If so, the issuer must then qualify for insurance. Just as an individual must qualify for insurance, so must a bond issuer meet certain criteria. The issuer provides key financial data and documents to potential insurers that are then used to assess the issuer's financial strength and underlying fundamentals. If the issuer qualifies, insurance is then effected by


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Shares of the Trust are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested. Yield will vary.
-----------------------------------------------------------------------


"direct purchase," with the payment of a one-time premium by the issuer. The premium fee is calculated as a percentage of the value of the bond issue - typically, around 50 basis points (0.50%), but more if the credit entails higher risk. (An alternative method of purchase involves "elective bidding," in which the insurance is purchased by bond dealers, who determine at the time the bond is sold whether it is more attractive as an insured or uninsured bond.)

In-depth credit analysis includes
insurers as well as bond issuers...

When analyzing municipal bonds, an investor naturally researches the issuer's fundamentals. However, if the bond is insured, the analyst is concerned with the soundness of the insurer as well. At Eaton Vance, analysis of the insured segment is an integral part of our total municipal research effort. Research includes, among other areas, analysis of an insurer's claims-paying ability, its capital structure and the overall quality of its portfolio of policies. Based on claims-paying ability, there are currently six bond insurers rated AAA by Moody's Investors Service, Standard & Poor's and Fitch Ratings - the nation's leading rating agencies.

Insurers can play a valuable role in
structuring bond deals and improving
credit quality...

Insurers play an important role in capital formation for municipal borrowers, working closely with municipal officials to forge deals that raise capital for vital projects at affordable interest rates. In so doing, the insurers can help states and municipalities achieve more efficient fiscal management. Insurers often re-structure bond deals by insisting on provisions that are intended to make the deal more secure. That has proved a major benefit to investors in recent years. In a more risk-conscious climate, we believe that an ongoing analysis of the insured market is a necessary discipline to invest successfully in today's municipal market.

Sincerely,

/s/ THOMAS J. FETTER

Thomas J. Fetter
President
February 11, 2004

The Massachusetts Health & Education Tax-Exempt Trust as of December 31, 2003

MANAGEMENT DISCUSSION

The U.S. economy saw encouraging growth in the year ended December 31, 2003. Consumer spending picked up, as tax cuts added to discretionary incomes. Capital spending - which has been very slow to recover - rebounded somewhat, as companies increased their investment in new technology and machinery. The equity markets, which typically anticipate future economic trends, mounted a strong rally.

Service industries led the recovery, while manufacturing improved slightly...

The manufacturing sector showed signs of a modest revival during the period, while service sectors such as health care, tourism and information technology also gained ground. The residential real estate sector remained strong, although the commercial segment continued to lag. Financial services gathered some momentum due to increasing investor confidence and stronger equity markets. Meanwhile, the retail sector benefited from tax cuts enacted earlier in the year, which boosted consumer spending.

With inflation in check, the Federal Reserve has kept interest rates low...

The nation's Gross Domestic Product grew a remarkable 8.2% in the third quarter of 2003, followed by a 4.0% rise in the fourth quarter. The data suggested that an economy plagued by numerous false starts in the past year had finally gained some traction. Typical of an early-stage recovery, however, the labor markets were slow to rebound. The nation's unemployment rate was 5.7% in December 2003. While job growth was generally disappointing, there were signs of incremental hiring in some sectors, including temporary agencies, the financial services sector and smaller companies. The building trades remained strong, as low mortgage rates prompted brisk residential construction.

Inflation, meanwhile, has been modest. Prices for finished goods remained fairly stable, although health care costs continued to rise and prices for manufacturing inputs and commodities such as oil and natural gas remained high. With inflation generally under control, the Federal Reserve has maintained an accommodative monetary policy, holding its Federal Funds rate - a key short-term interest rate barometer - at 1.00%, where it has stood since June.

While signs of a more robust economy have driven a strong rally in the equity markets, the bond markets have given up some of their gains of the past year. Ten-year Treasury bond yields - which began the year at 3.82% - rose to 3.95% by December 31, 2003, in response to a reviving economy, thereby prompting a market correction. Nonetheless, the Lehman Brothers Municipal Bond Index posted a solidly positive total return of 5.31% for the year ended December 31, 2003.1

State tax rates have risen in 2003, even as federal rates have been reduced...

While federal tax rates were lowered in 2003, the opposite was true of state tax rates. A revenue shortfall has left many state governments with the difficult choice between raising taxes or cutting services. The result has been a widespread trend toward higher income and property taxes. This has left taxpayers with a larger state tax burden and, once again, made a strong case for municipal bonds as one of the few remaining ways to trim one's state tax bill. Therefore, we believe that municipal bonds continue to merit consideration from tax-conscious investors.

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Trust Information
as of December 31, 2003

Performance 2

Average Annual Total Returns (by share price, American Stock Exchange)
-----------------------------------------------------------------------
One Year                                                         20.11%
Five Years                                                        6.38
Ten Years                                                         5.87

Average Annual Total Returns (by net asset value)
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One Year                                                          7.26%
Five Years                                                        5.79
Ten Years                                                         5.79

Five Largest Categories 3
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Education                       40.4%
Insured Hospitals*              21.9%
Hospitals                       15.9%
Insured Education*               9.9%
Escrowed/Prerefunded             9.7%


1 It is not possible to invest directly in an Index.

2 Returns are historical and are calculated by determining the percentage change in net asset value or share price with all distributions reinvested. Performance results reflect the effect of leverage resulting from the Trust's issuance of Auction Preferred Shares.

3 Five Largest Categories account for 97.8% of the Trust's net assets applicable to common shares, determined by dividing the total market value of the holdings by the net assets applicable to common shares of the Trust. Categories are subject to change.

* Private insurance does not remove the risk of loss of principal associated with insured investments due to changes in market conditions.

  Past Performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Trust's current performance may be different. Yield will vary.

The Massachusetts Health & Education Tax-Exempt Trust as of December 31, 2003

MANAGEMENT DISCUSSION

[PHOTO WITH CAPTION "Robert B. MacIntosh, Portfolio Manager"]

Management Discussion
-----------------------------------------------------------------------

* The Massachusetts economy took steps toward recovery in 2003, as rising demand for technology and improving financial markets boosted the state's leading industries. A strong residential building climate lifted the construction sector. The state's December 2003 jobless rate was 5.7%, above the 5.5% rate of a year ago.

* The Trust was able to take advantage of active new issuance with education bonds, its largest sector weighting at December 31, 2003. The Trust's investments included some of the Commonwealth's most renowned colleges and universities.

* The issuance of Massachusetts hospital bonds was especially low in 2003. However, given the industry's continuing competitive and cost-related pressures, the Trust remained selective with respect to hospital investments, focusing predominantly on insured* institutions with superior finances and sound fundamentals.

* The Trust also had an exposure to escrowed bonds. Escrowed issues are those that have been pre-refunded by their issuers to take advantage of lower rates, not unlike the widespread refinancing of mortgages by homeowners. Backed by Treasury bonds, escrowed bonds are deemed to be very high quality by investors.

* As the municipal market adjusted to changing economic conditions, management used the opportunity to fine-tune the Trust's coupon structure. In addition, amid a quickening pace of bond calls, the Trust added a non-callable issue for a prominent, Boston-based educational foundation.


------------------------------------------------------------------------
The views expressed in this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and Eaton Vance disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for an Eaton Vance fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.
------------------------------------------------------------------------


The Trust
-----------------------------------------------------------------------
Performance for the Past Year

* Based on share price (traded on the American Stock Exchange), the Trust had a total return of 20.11% for the year ended December 31, 2003. That return was the result of an increase in share price from $13.48 on December 31, 2002 to $15.26 on December 31, 2003, and the reinvestment of $0.824 in regular monthly dividends.1

* Based on net asset value, the Trust had a total return of 7.26% for the year ended December 31, 2003. That return was the result of an increase in net asset value per share from $13.76 on December 31, 2002 to $13.91 on December 31, 2003, and the reinvestment of all distributions.

* Based on the most recent dividend and a share price of $15.26, the Trust had a market yield of 5.69% at December 31, 2003.2 The Trust's market yield is equivalent to a taxable yield of 9.24%.3

* On December 31, 2003, the Trust's share price on the American Stock Exchange traded at a 9.7% premium to its underlying net asset value.


Rating Distribution 4,5
------------------------------------------------------------------------
By total investments

[PIE CHART divided proportionally as follows: AAA -- 40.5%, AA -- 15.4%, A -- 14.0%, BBB -- 17.7%, BB -- 1.1%, Non-Rated -- 11.3%]


------------------------------------------------------------------------
Federal income tax information on distributions. For Federal income tax purposes, 97.30% of the total dividends paid by the Trust from net investment income during the year ended December 31, 2003 was designated as an exempt interest dividend.
------------------------------------------------------------------------


Trust Overview 4
------------------------------------------------------------------------
Number of Issues                                     52
Average Maturity                             24.4 Years
Effective Maturity                           10.0 Years
Average Rating                                       A+
Average Call                                  8.3 Years
Average Dollar Price                            $104.87


1 A portion of the Trust's income may be subject to federal and state income tax and/or federal alternative minimum tax.

2 The Trust's market yield is calculated by dividing the most recent dividend per share by the share price at the end of the period and annualizing the result.

3 Taxable-equivalent yield assumes maximum 38.45% combined federal and state income tax rate. A lower rate would result in a lower tax-equivalent figure.

4 Because the Trust is actively managed, Rating Distribution and Trust
  Overview are subject to change.

5 Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Trust.

* Private insurance does not remove the risk of loss of principal associated with insured investments due to changes in market conditions.

  Past performance is no guarantee of future results. Investment return and market price will fluctuate so that shares, when sold, may be worth more or less than their original cost.


The Massachusetts Health & Education Tax-Exempt Trust as of December 31, 2003

PORTFOLIO OF INVESTMENTS

Ratings
(Unaudited)                   Principal
------------                  Amount
                 Standard     (000's
Moody's          & Poor's     Omitted) Security                                                  Value
------------------------------------------------------------------------------------------------------
Education -- 40.4%
------------------------------------------------------------------------------------------------------
NR               A            $1,100   Massachusetts DFA, Belmont Hill School,
                                       5.00%, 9/1/31                                       $ 1,118,909
A3               BBB+          1,500   Massachusetts DFA, Boston University,
                                       5.45%, 5/15/59                                        1,550,550
NR               BBB           1,000   Massachusetts DFA, Massachusetts College of
                                       Pharmacy and Health Sciences,
                                       5.75%, 7/1/33                                         1,001,010
A1               NR              400   Massachusetts DFA, Middlesex School,
                                       5.00%, 9/1/33                                           405,948
Baa2             BBB             400   Massachusetts DFA, Suffolk University,
                                       5.75%, 7/1/19                                           415,072
NR               BBB             600   Massachusetts DFA, Western New England
                                       College, 5.875%, 12/1/22                                608,064
NR               BBB-            540   Massachusetts DFA, Wheeler School,
                                       6.50%, 12/1/29                                          567,362
Baa2             NR              250   Massachusetts DFA, Xaverian Brothers
                                       High School, 5.65%, 7/1/29                              254,585
Aa3              AA-           1,500   Massachusetts HEFA, Boston College,
                                       5.125%, 6/1/37                                        1,547,775
Aaa              AAA           1,800   Massachusetts HEFA, Harvard University,
                                       5.125%, 7/15/37                                       1,868,004
Aa1              AA+           1,750   Massachusetts HEFA, Wellesley College,
                                       5.00%, 7/1/33                                         1,794,573
NR               NR            1,420   Massachusetts HEFA, Wheaton College,
                                       6.00%, 1/1/18(1)                                      1,530,987
Baa1             NR              400   Massachusetts IFA, Wentworth Institute of
                                       Technology, 5.75% 10/1/28                               410,156
------------------------------------------------------------------------------------------------------
                                                                                           $13,072,995
------------------------------------------------------------------------------------------------------

Escrowed / Prerefunded -- 9.7%
------------------------------------------------------------------------------------------------------
Aaa              AA+          $1,500   Massachusetts HEFA, Daughters of Charity,
                                       6.10%, 7/1/14,
                                       Prerefunded to 7/1/06                               $ 1,572,135
Aa2              NR            1,000   Massachusetts HEFA, Youville House,
                                       6.25%, 2/15/41,
                                       Prerefunded to 2/15/07                                1,150,090
Aaa              A             1,000   Rail Connections Inc., MA, (ACA),
                                       0.00%, 7/1/20,
                                       Prerefunded to 7/1/09                                   429,630
------------------------------------------------------------------------------------------------------
                                                                                           $ 3,151,855
------------------------------------------------------------------------------------------------------

Health Care -- 1.2%
------------------------------------------------------------------------------------------------------
NR               NR           $  425   Massachusetts DFA, MCHSP,
                                       6.60%, 8/15/29                                      $   379,482
------------------------------------------------------------------------------------------------------

Hospitals -- 15.9%
------------------------------------------------------------------------------------------------------
A1               A+           $1,000   Massachusetts HEFA, Baystate Medical Center,
                                       5.75%, 7/1/33                                       $ 1,039,840
NR               BBB+            350   Massachusetts HEFA, Berkshire Healthcare,
                                       6.25%, 10/1/31                                          362,278
Baa3             BBB             400   Massachusetts HEFA, Caritas Christi Obligated
                                       Group, 6.25%, 7/1/22                                    383,152
NR               A-              800   Massachusetts HEFA, Covenant Health,
                                       6.00%, 7/1/22                                           850,264
NR               A-              400   Massachusetts HEFA, Covenant Health,
                                       6.00%, 7/1/31                                           419,896
Baa2             BBB-          1,000   Massachusetts HEFA, Milford-Whitinsville,
                                       6.35%, 7/15/32                                        1,005,860
Aa3              AA-           1,000   Massachusetts HEFA, Partners Healthcare,
                                       5.75%, 7/1/32                                         1,072,780
------------------------------------------------------------------------------------------------------
                                                                                           $ 5,134,070
------------------------------------------------------------------------------------------------------

Industrial Development Revenue -- 4.6%
------------------------------------------------------------------------------------------------------
Baa1             BBB          $1,500   Massachusetts IFA, General Motors,
                                       5.55%, 4/1/09                                       $ 1,502,370
------------------------------------------------------------------------------------------------------

Insured Education -- 9.9%
------------------------------------------------------------------------------------------------------
Aaa              AAA          $  400   Massachusetts DFA, Olin College,
                                       (XLCA), 5.25%, 7/1/33                               $   415,616
Aaa              AAA             700   Massachusetts DFA, WGBH Educational
                                       Foundation, (AMBAC), 5.75%, 1/1/42                      828,492
Aaa              AAA             775   Massachusetts HEFA, Simmons College,
                                       (FGIC), 5.00%, 10/1/33                                  796,933
Aaa              AAA             230   Massachusetts HEFA, University of
                                       Massachusetts Amherst, (FGIC),
                                       5.125%, 10/1/34                                         238,165
Aaa              AAA             825   Massachusetts State College Building
                                       Authority, (XLCA), 5.50%, 5/1/39                        937,390
------------------------------------------------------------------------------------------------------
                                                                                           $ 3,216,596
------------------------------------------------------------------------------------------------------

Insured Hospitals -- 21.9%
------------------------------------------------------------------------------------------------------
Aaa              AAA          $1,225   Massachusetts HEFA, Addison Gilbert
                                       Hospital, (MBIA), 5.75%, 7/1/23                     $ 1,253,089
Aaa              AAA             800   Massachusetts HEFA, Baystate Medical
                                       Center, (FSA), 6.00%, 7/1/26                            883,208
Aaa              AAA           1,000   Massachusetts HEFA, Berkshire Health
                                       System, (MBIA), 6.00%, 10/1/19                        1,085,820
Aaa              AAA           1,250   Massachusetts HEFA, Dana Farber Cancer
                                       Institute, (FGIC), 6.00%, 12/1/10                     1,279,675
Aaa              AAA             500   Massachusetts HEFA, Mt. Auburn Hospital,
                                       (MBIA), 6.25%, 8/15/14                                  524,565
Aaa              AAA             500   Massachusetts HEFA, New England Medical
                                       Center, (FGIC), 5.00%, 5/15/22                          518,490
Aaa              AAA           1,000   Massachusetts HEFA, North Shore Medical
                                       Center, (MBIA), 5.625%, 7/1/14                        1,040,370
Aaa              AAA             100   Massachusetts HEFA, Partners Healthcare,
                                       (MBIA), 5.375%, 7/1/24                                  107,382
NR               AAA             395   Massachusetts HEFA, Valley Regional Health
                                       System, (CLEE), 5.75%, 7/1/18                           409,994
------------------------------------------------------------------------------------------------------
                                                                                           $ 7,102,593
------------------------------------------------------------------------------------------------------

Insured Public Power -- 2.3%
------------------------------------------------------------------------------------------------------
Aaa              NR           $  500   Puerto Rico Electric Power Authority, (MBIA),
                                       Variable Rate, 7/1/16(3)(4)                         $   757,590
------------------------------------------------------------------------------------------------------

Insured Special Tax -- 4.7%
------------------------------------------------------------------------------------------------------
NR               NR           $1,000   Puerto Rico IFA, (AMBAC), Variable Rate,
                                       7/1/28(2)(3)                                        $ 1,052,600
NR               AAA             420   Puerto Rico IFA, (AMBAC), Variable Rate,
                                       7/1/28(4)                                               453,138
------------------------------------------------------------------------------------------------------
                                                                                           $ 1,505,738
------------------------------------------------------------------------------------------------------

Insured Water & Sewer -- 1.7%
------------------------------------------------------------------------------------------------------
Aaa              AAA          $  500   Massachusetts Water Resources Authority,
                                       (FGIC), 5.75%, 8/1/39                               $   559,490
------------------------------------------------------------------------------------------------------

Life Care -- 3.7%
------------------------------------------------------------------------------------------------------
NR               BBB-         $  855   Massachusetts DFA, Edgecombe Project,
                                       6.75%, 7/1/21                                       $   873,861
NR               NR              340   Massachusetts IFA, Forge Hill,
                                       6.75%, 4/1/30                                           314,867
------------------------------------------------------------------------------------------------------
                                                                                           $ 1,188,728
------------------------------------------------------------------------------------------------------

Miscellaneous -- 4.1%
------------------------------------------------------------------------------------------------------
Ba2              BB           $  495   Massachusetts HEFA, Learning Center
                                       for the Deaf, 6.125%, 7/1/29                        $   448,713
NR               AAA             700   Puerto Rico IFA, Variable Rate,
                                       10/1/34(3)(4)                                           887,005
------------------------------------------------------------------------------------------------------
                                                                                           $ 1,335,718
------------------------------------------------------------------------------------------------------

Nursing Home -- 4.5%
------------------------------------------------------------------------------------------------------
NR               NR           $  240   Massachusetts DFA, Odd Fellows,
                                       6.25%, 1/1/15                                       $   221,167
NR               NR              500   Massachusetts HEFA, Christopher House,
                                       6.875%, 1/1/29                                          481,225
NR               NR              750   Massachusetts IFA, Age Institute of
                                       Massachusetts, 8.05%, 11/1/25                           746,055
------------------------------------------------------------------------------------------------------
                                                                                           $ 1,448,447
------------------------------------------------------------------------------------------------------

Public Power -- 1.3%
------------------------------------------------------------------------------------------------------
NR               A-           $  400   Puerto Rico Electric Power Authority,
                                       Variable Rate, 7/1/29(2)(3)                         $   424,888
------------------------------------------------------------------------------------------------------

Transportation -- 2.7%
------------------------------------------------------------------------------------------------------
NR               AA-          $  830   Massachusetts Bay Transportation Authority,
                                       Variable Rate, 3/1/27(2)(3)                         $   857,299
------------------------------------------------------------------------------------------------------
Total Tax-Exempt Investments -- 128.6%
  (identified cost $39,403,677)                                                            $41,637,859
------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.3%                                                     $   752,225
------------------------------------------------------------------------------------------------------
Auction Preferred Shares Plus
  Accumulated Unpaid Dividends -- (30.9%)                                                 ($10,000,000)
------------------------------------------------------------------------------------------------------
Net Assets -- 100%                                                                         $32,390,084
------------------------------------------------------------------------------------------------------


Notes to Portfolio:

(1) Private Placement Securities -- Information relating to the initial acquisition and market valuation of private placement securities is presented below:

                                                          Percentage
                                                        of Net Assets
                           Acquisition                  Applicable to
                              Cost           Value      Common Shares
-----------------------------------------------------------------------
Massachusetts HEFA,
  Wheaton College
  (acquired 1/12/98)        $1,420,000     $1,530,987        4.7%
-----------------------------------------------------------------------

    Wheaton College has outstanding publicly offered securities of the same class as the private placement security held by the Trust. The Trust will bear the costs, if any, relating to the disposition of the private placement securities, including costs associated with registering the securities under the Securities Act of 1933, if necessary.

(2) Security has been issued as an inverse floater bond.

(3) Security exempt from registration under Rule 144A of the Securities
    Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(4) Security has been issued as a leveraged inverse floater.

(5) Portfolio Overview:

    Number of Issues                52
    Average Maturity (Years)      24.4 yrs
    Effective Maturity (Years)    10.0 yrs
    Average Call (Years)           8.3 yrs
    Duration (Years)               7.6
    Average Rating                  A+

(6) Health and Educational Obligors -- At December 31, 2003, the Trust held securities issued by health and educational obligors with a value of $34,713,849 (representing 83.4% of total investments).

(7) Insured Investments -- The Trust invests primarily in debt securities issued by the Commonwealth of Massachusetts and its municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2003, 32.6% of total investments is backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The Trust's insured securities by financial institution are as follows:


                                                                        Percentage
                                                                          of Total
                                                            Value      Investments
----------------------------------------------------------------------------------
Municipal Bond Insurance Association (MBIA)               $ 4,768,816        11.5%
Financial Guaranty Insurance Company (FGIC)                 3,392,753         8.2%
AMBAC Financial Group, Inc. (AMBAC)                         2,334,230         5.6%
XL Capital Assurance, Inc. (XLCA)                           1,353,006         3.2%
Financial Security Assurance, Inc. (FSA)                      883,208         2.1%
American Capital Access (ACA)                                 429,630         1.0%
College Construction Loan Insurance Corporation (CLEE)        409,994         1.0%
----------------------------------------------------------------------------------
  Total Insured Securities                                $13,571,637        32.6%
----------------------------------------------------------------------------------


(8) Summary of Ratings:
                                                          Percentage
                               Number                       of Total
Ratings                      of Issues           Value    Investments
---------------------------------------------------------------------
AAA/Aaa                         21         $16,846,181        40.5%
AA/Aa                            5           6,422,517        15.4%
A/A                              7           5,810,295        14.0%
BBB/Baa                         11           7,383,770        17.7%
BB/Ba                            1             448,713         1.1%
NR                               7           4,726,383        11.3%
---------------------------------------------------------------------
Total                           52         $41,637,859       100.0%
---------------------------------------------------------------------

The ratings indicated are the most recent Moody's and Standard & Poor's ratings believed to be available at December 31, 2003. NR indicates no rating is available for the security. Ratings are generally ascribed to securities at time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no responsibility to do so, and the ratings indicated do not necessarily represent ratings the agencies would ascribe to these securities at December 31, 2003.

The accompanying notes are an integral part of these financial statements.


The Massachusetts Health & Education Tax-Exempt Trust as of December 31, 2003

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of December 31, 2003

Assets
-------------------------------------------------------------------------------------------
Total Investments, at value (identified cost, $39,403,677)                      $41,637,859
Receivable for securities sold                                                       75,000
Interest receivable                                                                 912,846
Receivable from the transfer agent                                                    8,051
Other assets                                                                          1,505
-------------------------------------------------------------------------------------------
Total assets                                                                    $42,635,261
-------------------------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------------------------
Due to bank                                                                     $   211,419
Accrued expenses and other liabilities                                               33,758
-------------------------------------------------------------------------------------------
Total liabilities                                                                   245,177
-------------------------------------------------------------------------------------------
Net assets applicable to Auction Preferred Shares, $0.01 par value;
  400 shares authorized, 200 shares issued and outstanding at $50,000
  per share liquidation preference plus cumulative unpaid dividends             $10,000,000
-------------------------------------------------------------------------------------------
Net assets applicable to common shares                                          $32,390,084
-------------------------------------------------------------------------------------------

Sources of Net Assets:
-------------------------------------------------------------------------------------------
Common Shares, $0.01 par value; unlimited number of shares
  authorized, 2,328,912 shares issued and outstanding                           $    23,289
Additional paid-in capital                                                       29,661,236
Accumulated net realized loss from investment transactions                         (109,355)
Undistributed net investment income                                                 580,732
Unrealized appreciation of investments                                            2,234,182
-------------------------------------------------------------------------------------------
Net Assets applicable to common shares                                          $32,390,084
-------------------------------------------------------------------------------------------

Net Asset Value Per Common Share
-------------------------------------------------------------------------------------------
($32,390,084 divided by 2,328,912
  common shares issued and outstanding)                                         $     13.91
-------------------------------------------------------------------------------------------



Statement of Operations

For the Year Ended
December 31, 2003

Investment Income
-------------------------------------------------------------------------------------------
Interest income                                                                  $2,533,256

Expenses
-------------------------------------------------------------------------------------------
Investment advisory fee                                                          $  147,292
Administration fee                                                                   63,140
Trustees' fees                                                                       24,901
Custodian and transfer agent fees                                                    50,631
Legal and accounting services                                                        33,676
Preferred share remarketing agent fee                                                23,250
Printing and postage                                                                 13,044
Preferred shares auction agent fees                                                   5,001
Miscellaneous                                                                        10,236
-------------------------------------------------------------------------------------------
Total operating expenses                                                         $  371,171
-------------------------------------------------------------------------------------------
Net investment income                                                            $2,162,085
-------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
on Investments
-------------------------------------------------------------------------------------------
Net realized gain from investment transactions                                   $  214,271
Net change in unrealized appreciation of investments                                (46,713)
-------------------------------------------------------------------------------------------
Net gain on investments                                                          $  167,558
-------------------------------------------------------------------------------------------

Distributions to preferred shareholders                                          $  (79,020)
-------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations
  applicable to common shares                                                    $2,250,623
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.



The Massachusetts Health & Education Tax-Exempt Trust as of December 31, 2003

FINANCIAL STATEMENTS CONT'D

Statement of Changes in Net Assets

Increase (Decrease)                                          Year Ended          Year Ended
in Net Assets                                         December 31, 2003   December 31, 2002
--------------------------------------------------------------------------------------------
From Operations:
  Net investment income                                     $ 2,162,085         $ 2,192,143
  Net realized gain                                             214,271              63,983
  Net change in unrealized appreciation
    (depreciation)                                              (46,713)            910,312
  Distributions to preferred shareholders                       (79,020)           (119,521)
--------------------------------------------------------------------------------------------
Net increase in net assets resulting from
  operations applicable to common shares                    $ 2,250,623         $ 3,046,917
--------------------------------------------------------------------------------------------
Distributions to Common Shareholders:
  From net investment income                                 (1,917,436)         (1,847,879)
--------------------------------------------------------------------------------------------
Total distributions to common
  shareholders                                              $(1,917,436)        $(1,847,879)
--------------------------------------------------------------------------------------------
Capital Share Transactions:
  Reinvestment of distributions to
     common shareholders                                    $    60,442         $    70,402
--------------------------------------------------------------------------------------------
  Net increase in net assets resulting from
     capital share transactions                             $    60,442         $    70,402
--------------------------------------------------------------------------------------------
Net increase in net assets                                  $   393,629         $ 1,269,440
--------------------------------------------------------------------------------------------

Net Assets Applicable to Common Shares:
--------------------------------------------------------------------------------------------
At beginning of period                                      $31,996,455         $30,727,015
--------------------------------------------------------------------------------------------
At end of period, including undistributed
  net investment income of $580,732 and
  $556,299, respectively                                    $32,390,084         $31,996,455
--------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.



The Massachusetts Health & Education Tax-Exempt Trust as of December 31, 2003

FINANCIAL STATEMENTS CONT'D

Financial Highlights
Selected data for a common share outstanding during each period

                                                                                   Year Ended December 31,
----------------------------------------------------------------------------------------------------------------------------
                                                                2003          2002          2001          2000          1999
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period (common shares)         $ 13.76       $ 13.25       $ 13.17       $ 12.45       $ 14.06
----------------------------------------------------------------------------------------------------------------------------

Investment Operations
----------------------------------------------------------------------------------------------------------------------------
Net investment income(c)                                     $  0.93       $  0.94       $  0.94(a)    $  0.90       $  0.89
Net realized and unrealized gain (loss)
  on investments                                                0.07          0.42          0.03(a)       0.73         (1.63)
Distributions to preferred shareholders                        (0.03)        (0.05)        (0.11)        (0.15)        (0.12)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations applicable
  to common shares                                           $  0.97       $  1.31       $  0.86       $  1.48       $ (0.86)
----------------------------------------------------------------------------------------------------------------------------

Less Distributions to Common Shareholders
----------------------------------------------------------------------------------------------------------------------------
From net investment income                                   $ (0.82)      $ (0.80)      $ (0.78)      $ (0.76)      $ (0.75)
----------------------------------------------------------------------------------------------------------------------------
Total distributions to Common Shareholders                   $ (0.82)      $ (0.80)      $ (0.78)      $ (0.76)      $ (0.75)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period (Common shares)               $ 13.91       $ 13.76       $ 13.25       $ 13.17       $ 12.45
----------------------------------------------------------------------------------------------------------------------------
Per share market value, end of period (Common shares)        $ 15.26       $ 13.48       $ 13.60       $ 12.75       $ 11.50
----------------------------------------------------------------------------------------------------------------------------
Total investment return at Market Value                       20.11%         5.10%        13.01%        17.78%       (18.23%)
----------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to common shares, end of period
  (000 omitted)                                              $32,390       $31,996       $30,727       $30,500       $28,830
Ratios: (as a percentage of average total net assets)
  Expenses                                                     0.88%         0.91%         0.91%         0.97%         0.97%
  Expenses, after custodian fee reduction                      0.88%         0.90%         0.90%         0.96%         0.96%
  Net investment income                                        5.14%         5.31%         5.31%(a)      5.33%         5.05%
Ratios: (as a percentage of average common net assets)
  Expenses (b)                                                 1.16%         1.20%         1.20%         1.30%         1.28%
  Expenses, after custodian fee reduction (b)                  1.16%         1.19%         1.18%         1.29%         1.27%
  Net investment income (b)                                    6.74%         7.00%         7.02%(a)      7.16%         6.68%
Portfolio turnover rate                                          26%           36%           13%            8%           32%

The Financial Highlights summarize the impact of net investment income, gains (losses) and distributions on the Trust's net asset value per common share for the last 5 years. Additionally, important relationships between certain financial statement items are expressed in ratio form.

The accompanying notes are an integral part of these financial statements.


The Massachusetts Health & Education Tax-Exempt Trust as of December 31, 2003

FINANCIAL STATEMENTS CONT'D

Financial Highlights

(a) The Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, and began accreting market discounts on debt securities. The effect of this change for the year ended December 31, 2001 was an increase in net investment income per common share of $0.01, a decrease in net realized and unrealized gains per common share of $0.01, an increase in the ratio of net investment income to average total net assets from 5.24% to 5.31% and an increase in the ratio of net investment income to average common assets from 6.93% to 7.02%. Per share data and ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

(b) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average common net assets reflect the Trust's leveraged capital structure.

(c) Computed using average common shares outstanding throughout the period.

The accompanying notes are an integral part of these financial statements.

The Massachusetts Health & Education Tax-Exempt Trust as of December 31, 2003

NOTES TO FINANCIAL STATEMENTS

1 General Information and
  Significant Accounting Policies
--------------------------------------------------------------------------
The Massachusetts Health & Education Tax-Exempt Trust (the "Trust") is an entity commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The Trust's investment objective is to earn a high level of current income exempt from regular Federal income taxes and Massachusetts personal income taxes consistent with preservation of capital. The Trust seeks to achieve its objective by investing primarily in Massachusetts "investment grade" tax-exempt obligations issued on behalf of not-for-profit health and education institutions.

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements, in accordance with accounting principles generally accepted in the United States of America.

Securities Valuation. Municipal securities are normally valued on the basis of valuations furnished from a pricing service. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Futures and options on futures contracts traded on an exchange will be valued at last settlement price. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees. In the event of unusual market disruptions affecting valuation, the Trustees will be consulted.

Securities Transactions. Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined using the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The securities so purchased are subject to market fluctuations during this period. To the extent that when-issued or delayed delivery purchases are outstanding, the Trust instructs the custodian to segregate assets in a separate account, with a current value at least equal to the amount of its purchase commitments.

Interest Income. Interest income is determined on the basis of interest accrued and discount earned, adjusted for amortization of premium or accretion of discounts on long term debt securities.

Federal Income Taxes. The Trust has complied and intends to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies by distributing all of its income, including any net realized gains from investments, to shareholders. Therefore, no federal income tax provision is required. In addition, the Trust intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal securities, which are exempt from regular federal and Massachusetts income taxes when received by the Trust, as exempt interest dividends.

At December 31, 2003, the Trust for federal income tax purposes had a capital loss carryover of $155,614, which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. Such capital loss carryovers will expire on December 31, 2008 ($116,670) and December 31, 2009 ($38,944).

Expense Reductions. Investors Bank & Trust Company (IBT) serves the Trust as its Custodian and Transfer Agent. Pursuant to its service agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Trust maintains with IBT. All significant credits used to reduce the Trust's custodian fee are reported as a reduction of expenses in the statement of operations.

Use of Estimates. The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

Indemnifications. Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.


2 Auction Preferred Shares (APS)
--------------------------------------------------------------------------
The Trust currently has 200 Auction Preferred Shares outstanding. The Auction Preferred Shares are redeemable at the option of the Trust on any dividend payment date at the redemption price of $50,000 per share, plus an amount equal to any dividends accumulated on a daily basis unpaid through the redemption date (whether or not such dividends have been declared).

Under the Investment Company Act of 1940, the Trust is required to maintain asset coverage of at least 200% with respect to the Auction Preferred Shares as of the last business day of each month in which any Auction Preferred Shares are outstanding. Additionally, the Trust is required to meet more stringent asset coverage requirements under the terms of the Auction Preferred Shares and in accordance with the guidelines prescribed by the rating agency. Should these requirements not be met, or should dividends accrued on the Auction Preferred Shares not be paid, the Trust may be restricted in its ability to declare dividends to common shareholders or may be required to redeem certain of the Auction Preferred Shares. At December 31, 2003, there were no such restrictions on the Trust.


3 Distributions to Shareholders
--------------------------------------------------------------------------
Distributions to common shareholders are recorded on the ex-dividend date and are paid on the last business day of each month. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. Each dividend payment period for the Auction Preferred Shares is generally seven days. The applicable dividend rate for the Auction Preferred Shares on December 31, 2003 was 1.167% . For the year ended December 31, 2003, the Trust paid dividends to Auction Preferred shareholders amounting to $79,020, representing an average APS dividend rate for such period of 0.79%.

The Trust distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in-capital. These differences primarily relate to expired capital loss carryforwards.


4 Investment Advisory Fees and
  Other Transactions with Affiliates
--------------------------------------------------------------------------
The Trust has entered into an Advisory Agreement with Eaton Vance Management ("Eaton Vance"), under which Eaton Vance will furnish the Trust with investment research and advisory services. For the year ended December 31, 2003, the fee paid for such services amounted to $147,292 and was equivalent to 0.35% of the average daily net assets of the Trust, including net assets attributable to any Auction Preferred Shares outstanding.

In addition, the Trust also entered into an Administration Agreement with Eaton Vance, under which Eaton Vance will manage and administer the Trust's business affairs and, in connection therewith, furnish for use of the Trust, office space and all necessary office facilities, equipment, and personnel for administering the affairs of the Trust. For the year ended December 31, 2003, the fee paid for such services amounted to $63,140 and was equivalent to 0.15% of the average daily net assets of the Trust, including net assets attributable to any Auction Preferred Shares outstanding.

Trustees who are not affiliates of Eaton Vance are eligible to receive an annual fee of $5,000 each.


5 Securities Transactions
--------------------------------------------------------------------------
Purchases and sales (including maturities) of portfolio securities during the six months ended December 31, 2003, aggregated $11,713,264 and $10,858,398 respectively. There were no purchases and sales of short-term municipal securities during the year ended December 31, 2003.

The identified cost and unrealized appreciation (depreciation) in value of the investments owned by the Trust at December 31, 2003, as computed for federal income tax purposes, were as follows:

Identified cost                         $39,357,418
----------------------------------------------------------
Gross unrealized appreciation           $ 2,429,246
----------------------------------------------------------
Gross unrealized depreciation              (148,805)
----------------------------------------------------------
Net unrealized appreciation             $ 2,280,441
----------------------------------------------------------


6 Capital Transactions
--------------------------------------------------------------------------
The Declaration of Trust allows the Trustees to issue an unlimited number of $0.01 par value shares of common stock. Transactions in common shares were as follows:

                               Year Ended          Year Ended
                               December 31, 2003   December 31, 2002
--------------------------------------------------------------------
Beginning shares               2,324,569           2,319,394
Shares issued pursuant to
  the Trust's dividend
  reinvestment plan                4,343               5,175
--------------------------------------------------------------------
Ending shares                  2,328,912           2,324,569
--------------------------------------------------------------------


7 Engagement of New Independent Auditors
--------------------------------------------------------------------------
On March 4, 2003, upon the recommendation of its Audit Committee, the Board of Trustees of the Trust approved the engagement of Deloitte & Touche, LLP as the Trust's independent auditors for fiscal year 2003, replacing PricewaterhouseCoopers LLP ("PWC"). The change was effective March 17, 2003. During the two previous fiscal years, PWC's reports on the Trust's financial statements did not contain an adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principles. Further, there were no disagreements with PWC on any matter of accounting principle or practices, financial statement disclosure, or auditing scope or procedure.

The Massachusetts Health & Education Tax-Exempt Trust as of December 31, 2003

INDEPENDENT ACCOUNTANTS' REPORT

To the Trustees and Shareholders of
The Massachusetts Health & Education
Tax-Exempt Trust
--------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities of the The Massachusetts Health & Education Tax-Exempt Trust (the "Trust"), including the portfolio of investments, as of December 31, 2003, and the related statement of operations, the statement of changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statement of changes in net assets for the year ended December 31, 2002, and the financial highlights for the years ended December 31, 2002, 2001, 2000 and 1999 were audited by other auditors whose report, dated February 24, 2003, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Massachusetts Health & Education Tax-Exempt Trust as of December 31, 2003, the results of its operations, changes in its net assets and financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 19, 2004

The Massachusetts Health & Education Tax-Exempt Trust as of December 31, 2003

OTHER INFORMATION

From time to time in the future, the Trust may effect redemptions and/or repurchases of its Auction Preferred Shares as provided in the applicable constituent instruments or as agreed upon by the Trust and holders of Auction Preferred Shares. The Trust would generally effect such redemptions and/or repurchases to the extent necessary to maintain applicable asset coverage requirements.

The Massachusetts Health & Education Tax-Exempt Trust as of December 31, 2003

DIVIDEND REINVESTMENT PLAN

The Trust offers a dividend reinvestment plan (the "Plan") pursuant to which common shareholders may elect to have dividends and capital gains distributions reinvested in common shares of the Trust. The Trust declares dividends out of net investment income, and will distribute annually net realized capital gains, if any. Common shareholders may join or withdraw from the Plan at any time.

If you decide to participate in the Plan, Investors Bank & Trust
Company, as your Plan Agent, will automatically invest your dividends and capital gains distributions in common shares of the Trust in your account.

How the Plan Works

Under the Plan, participants in the Plan will have their dividends reinvested in common shares of the Trust on valuation date. If the market price per common share on valuation date equals or exceeds net asset value per common share on that date, the Trust will issue new common shares to participants at the higher of net asset value or 95% of the market price. If net asset value per common share on valuation date exceeds the market price per common share on that date, or if the Board of Trustees should declare a dividend or capital gains distribution payable to the common shareholders only in cash, the agent will buy common shares in the open market on the American Stock Exchange, or elsewhere. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value per common share, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the Trust's common shares, resulting in the acquisition of fewer common shares than if the dividend or distribution had been paid in common shares by the Trust.

The Plan Agent maintains all shareholder accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common shares in the account of each Plan participant will be held by the Plan Agent in noncertificated form in the name of the participant, and each shareholder's proxy will include those shares received pursuant to the Plan. Holders of common shares who do not elect to participate in the Plan will receive all such amounts in cash paid by check mailed directly to the record shareholder by Investors Bank & Trust Company, as dividend paying agent.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Trust reserves the right to amend or terminate the Plan.

Costs of the Plan

The Plan Agent's fees for the handling of the reinvestment of dividends and distributions will be paid by the Trust. Each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends or capital gains distributions.

Tax Implications

Plan participants will receive tax information annually for personal records and to help prepare federal income tax returns. The automatic reinvestment of dividends and capital gains distributions does not relieve plan participants of any income tax which may be payable on dividends or distributions.

Right to Withdraw

Plan participants may withdraw from the Plan at any time by writing to the Plan Agent at the address noted on the following page. If you withdraw, you will receive a share certificate in your name for all full common shares credited to your account under the Plan and a cash payment for any fraction of a share credited to your account. If you desire, the Plan Agent will sell your shares in the Plan and send you the proceeds of the sale, less brokerage commissions and a $2.50 service fee.

How to Participate

If you wish to participate in the Plan and your shares are held in your own name, you may complete the form on the following page and deliver it to the Plan Agent.

If your shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank or nominee is unable to participate on your behalf, you should request that your shares be re-registered in your own name which will enable your participation in the Plan.

Any inquiries regarding the Plan can be directed to Investors Bank & Trust Company at 1-800-553-1916.

The Massachusetts Health & Education Tax-Exempt Trust as of December 31, 2003

APPLICATION FOR PARTICIPATION IN
DIVIDEND REINVESTMENT PLAN
------------------------------------------------------------------------
This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.
------------------------------------------------------------------------

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan provided above.

                                    -------------------------------------
                                    Please print exact name on account:

                                    -------------------------------------
                                    Shareholder signature            Date

                                    -------------------------------------
                                    Shareholder signature            Date

                                    Please sign exactly as your common shares are registered. All persons whose names appear on the share certificate must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DIVIDENDS AND DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

The authorization form, when signed, should be mailed to the following address:

                    Investors Bank & Trust Company
                    P.O. Box 9130
                    Attention OPS22
                    Boston, MA 02117

------------------------------------------------------------------------

The Massachusetts Health & Education Tax-Exempt Trust as of December 31, 2003

MANAGEMENT AND ORGANIZATION

Trust Management

The Trustees of The Massachusetts Health & Education Tax-Exempt Trust (the Trust) are responsible for the overall management and supervision of the Trusts' affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts, 02109. As used below, "Eaton Vance" refers to Eaton Vance Management and "BMR" refers to Boston Management and Research.


                                                                                                    Number of
                                              Term                                                  Portfolios in  Other
                          Position(s)         of Office                                             Fund Complex   Directorships
                          with the            and Time         Principal Occupation(s)              Overseen       Held
Name and Age              Trust               Served           During Past Five Years               By Trustee     By Trustee
-------------------------------------------------------------------------------------------------------------------------------

Interested Trustee(s)

Thomas J. Fetter          Trustee and         One Year         Vice President of Eaton Vance        One            None
Age 60                    President           Trustee          and BMR. Officer of 127 registered
                                              since 2003;      investment companies managed by
                                              President        Eaton Vance or BMR.
                                              since 1996

Thomas H. Green, III (A)  Trustee             One Year         Managing Director, Salomon           One            None
Age 44                                        Trustee          Smith Barney (SSB), since 2002.
                                              since 1993       Formerly, Director in SSB, Public
                                                               Finance Department (1998-2001).
                                                               Formerly, First Assistant Attorney
                                                               General for The Commonwealth
                                                               of Massachusetts (1992-1998).
                                                               Previously, Vice President, Public
                                                               Finance, First Boston Corporation.
                                                               Mr. Green is an interested person
                                                               of the Trust because of his
                                                               affiliation with a brokerage firm.

Noninterested Trustee(s)

James F. Carlin III (A)   Trustee             One Year         Executive Vice President,            One            None
Age 40                                        Trustee          Managing Partner, Crosspoint
                                              since 2003       Associates, Inc. (real estate
                                                               management and development)
                                                               since 1993. Board of Directors,
                                                               Chart Bank since 1996. Principal
                                                               of Alpha Analytical Inc. since
                                                               2000. Former Director of Carlin
                                                               Insurance.

Edward M. Murphy          Trustee             One Year         President and Chief Executive        One            None
Age 56                                        Trustee          Officer of Alliance Health
                                              since 1993       Incorporated, since March 1999.
                                                               Formerly, President and Chief
                                                               Operating Officer of Olympus
                                                               Healthcare Group, Inc.; Senior
                                                               Vice President of Tucker Anthony
                                                               Inc. (1995-1997); and the
                                                               Executive Director of the
                                                               Massachusetts Health and
                                                               Educational Facilities Authority
                                                               (1989-1995). Previously,
                                                               Commissioner of the
                                                               Massachusetts Department of
                                                               Mental Health.

Frank Nesvet              Trustee             One Year         Chief Executive Officer, Libra       One            Director of
Age 60                                        Trustee          Group, Inc. (since 1998).                           Jefferson Pilot
                                              since 2004(1)    Managing Director, Senior                           Variable Fund
                                                               Vice President, CFO and Fund                        (a series of 14
                                                               Treasurer, New England Funds                        mutual funds
                                                               (1993-1998).                                        sponsored and
                                                                                                                   managed by
                                                                                                                   Jefferson Pilot
                                                                                                                   Investment
                                                                                                                   Advisory
                                                                                                                   Corporation)
                                                                                                                   (since October
                                                                                                                   2003). Trustee
                                                                                                                   and Chairman
                                                                                                                   of the Audit
                                                                                                                   Committee of
                                                                                                                   StreetTRACKS[R]
                                                                                                                   Series Trust
                                                                                                                   (a series of 10
                                                                                                                   exchange-traded
                                                                                                                   mutual funds
                                                                                                                   sponsored and
                                                                                                                   managed by State
                                                                                                                   Street Global
                                                                                                                   Advisers) (since
                                                                                                                   2000).

Walter B. Prince          Chairman            One Year         Partner of the law firm of Prince,   One            None
Age 55                    and Trustee         Trustee since    Lobel, Glovsky & Tye LLP, since
                                              since 1993       1988. Board of Directors,
                                                               OneUnited Bank.

James M. Storey           Trustee             One Year         Corporate Trustee/Director of        One            Trustee of the
Age 72                                        Trustee          various organizations and                           State Street
                                              since 1993       corporations, including The                         Research Funds
                                                               U.S. Charitable Gift Trust                          (consisting of
                                                               (a charitable organization                          30 portfolios)
                                                               sponsored by Eaton Vance),                          and the SEI
                                                               and a practicing attorney.                          Investment Funds
                                                               Formerly, a Partner of the                          (consisting of
                                                               law firm of Dechert, Price &                        104 portfolios).
                                                               Rhoads (1987-1993).




The Massachusetts Health & Education Tax-Exempt Trust as of December 31, 2003

MANAGEMENT AND ORGANIZATION cont'd


                                              Term of
                          Position(s)         Office and
                          with the            Length of        Principal Occupation(s)
Name and Age              Trust               Service          During Past Five Years

Principal Officers Who Are Not Trustees

Robert B. MacIntosh       Vice President and  Since 1996       Vice President of Eaton Vance
Age 47                    Portfolio Manager                    and BMR. Officer of 127 registered
                                                               investment companies managed by
                                                               Eaton Vance or BMR.

James M. Wall             Secretary           Since 2001       Vice President of Eaton Vance and BMR
Age 41                                                         since 2001. Formerly, Senior Vice
                                                               President and Deputy General Counsel,
                                                               CDC IXIS Asset Management
                                                               (1999-2001), and Senior Legal
                                                               Counsel, Fidelity Investments
                                                               (1997-1999). Officer of 1 registered
                                                               investment company managed by
                                                               Eaton Vance or BMR.

Kristin S. Anagnost       Treasurer           Since 2001(2)    Assistant Vice President of Eaton Vance
Age 38                                                         and BMR. Officer of 109 registered
                                                               investment companies managed by
                                                               Eaton Vance or BMR.


(1) Mr. Nesvet was appointed Trustee on January 22, 2004.

(2) Prior to 2001, Ms. Anagnost served as Assistant Treasurer since 1998.

(A) APS Trustee.


Investment Advisor and Administrator
Eaton Vance Management
The Eaton Vance Building
255 State Street
Boston, MA 02109

Custodian, Transfer Agent,
Dividend Disbursing Agent and Registrar
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116

Independent Auditors
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022


The Massachusetts Health & Education Tax-Exempt Trust
The Eaton Vance Building
255 State Street
Boston, MA 02109
1-800-225-6265

278-2/04                                     MHEFASRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling
1-800-262-1122.


Item 3. Audit Committee Financial Expert

Frank Nesvet (Chairman), James F. Carlin III, Edward M. Murphy, Walter
B. Prince and James M. Storey comprise the Audit Committee of the Board of Trustees of the registrant. Mr. Nesvet has been designated by the Board of Trustees as the registrant's audit committee financial expert. Mr. Nesvet and each other member of the Audit Committee is "independent" for purposes of this Item 3.


Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents aggregate fees billed to the registrant for the fiscal years ended December 31, 2002, and 2003 by the registrant's principal accountant for professional services rendered for the audit of the registrant's annual financial statements and fees billed for other services rendered by the principal accountant during those periods. PricewaterhouseCoopers LLP (PWC) served as the registrant's principal accountant for fiscal year 2002. Effective March 17, 2003, upon the recommendation of the registrant's Audit Committee, the Board approved the engagement of Deloitte & Touche LLP as the registrant's principal accountant for the 2003 fiscal year, replacing PWC.

Years Ended December 31,              2003             2002
-----------------------------------------------------------
Audit Fees                         $14,832          $25,500
Audit-Related Fees(1)                5,778            6,700
Tax Fees(2)                          5,300            2,350
All Other Fees(3)                        0                0
-----------------------------------------------------------
Total                              $25,910          $34,550
===========================================================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under the category of audit fees and specifically include fees for the performance of certain agreed-upon procedures relating to the registrant's auction preferred shares.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3) All other fees consist of the aggregate fees billed for products and services provided by the registrant's principal accountant other than audit, audit-related, and tax services.


(e) (1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the Audit Committee.

    The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e) (2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable

(g) Aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed by the registrant's principal accountant for services rendered to the registrant for each of the registrant's last two fiscal years (2002 and 2003) were $ 9,050 and $ 11,078, respectively. Aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed by the registrant's principal accountant for services rendered to the Eaton Vance organization (which includes the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant) for each of the registrant's last two fiscal years (2002 and 2003) were $ 0 and $ 458,168, respectively.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.



Item 5. Audit Committee of Listed Registrants

(a) Registrant has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. Frank Nesvet (Chairman), James F. Carlin III, Edward M. Murphy, Walter B. Prince and James M. Storey comprise the Audit Committee of the Board of Trustees. Each member of the Audit Committee is "independent" as defined in Item 3 of Form N-CSR.

(b) Not applicable


Item 6. [Reserved]


Item 7. Disclosure of Proxy Voting Policies and Procedures for
        Closed-End Management Investment Companies

Not required in this filing.


Item 8. [Reserved]


Item 9. Controls and Procedures

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


Item 10. Exhibits

(a)(1)      Registrant's Code of Ethics - Not applicable (please see Item 2).

(a)(2)(i)   Treasurer's Section 302 certification.

(a)(2)(ii)  President's Section 302 certification.

(b)         Combined Section 906 certification.



Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Massachusetts Health & Education Tax-Exempt Trust
-----------------------------------------------------

By: /s/ Thomas J. Fetter
    ---------------------------
Thomas J. Fetter
President

Date:  February 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Kristin S. Anagnost
    ---------------------------
Kristin S. Anagnost
Treasurer

Date:  February 19, 2004


By:  /s/ Thomas J. Fetter
    ---------------------------
Thomas J. Fetter
President

Date:  February 19, 2004